Material accounting policies	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Material accounting policies

2. Material accounting policies

Basis of presentation

The unaudited interim condensed consolidated financial statements of the Group as of June 30, 2026 and for the three and six months ended June 30, 2026 and 2025 have been prepared on a going concern basis in accordance with International Accounting Standard 34 (“Interim Financial Reporting”), as issued by the International Accounting Standards Board (“IASB”).

In accordance with IAS 34, the unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual financial statements for the year ended December 31, 2025, which have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”), taking into account the recommendations of the IFRS Interpretations Committee (“IFRIC® Interpretations”). In these notes to the unaudited interim condensed consolidated financial statements, information is provided primarily on the items for which there have been significant changes compared with the consolidated financial statements of the Group for the year ended December 31, 2025.

The functional currency of Immatics N.V. and Immatics GmbH is the Euro and the functional currency of Immatics US, Inc. is the U.S. dollar. Transactions in foreign currencies are initially recorded by the Group’s entities at the spot exchange rate on the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated into the respective functional currency at the closing rate at the reporting date. Non‑monetary items measured at historical cost are translated using the exchange rate at the date of the transaction. Non‑monetary items measured at fair value are translated using the exchange rate at the date when the fair value was determined. Exchange differences arising on the settlement or translation of monetary items are recognized in profit or loss. For purpose of translating the results and financial position of Immatics US, Inc. into Euro, assets and liabilities are translated at the closing rate at the reporting date, income and expenses are translated at average exchange rates for the period and equity components are translated at historical exchange rates. Resulting exchange differences are recognized in other comprehensive income. The information presented in these financial statements may contain rounding differences. Therefore, columns and rows within tables may not add due to rounding. Percentages have been calculated using actual, non-rounded figures.

The following exchange rates from the European Central Bank are used for the unaudited interim condensed consolidated financial statements of the Group as of June 30 and for the three and six months ended June 30:

	Euros per U.S. Dollar
	2026	2025
Spot rate as of June 30,	0.8777	0.8532
Spot rate as of March 31,	0.8697	0.9246
Spot rate as of December 31,	—	0.8511
Average rate three months ended June 30	0.8599	0.8820
Average rate six months ended June 30,	0.8572	0.9152
Average rate three months ended March 31,	0.8545	0.9503

The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2025. The new and amended standards and interpretations applicable for the first time as of January 1, 2026, as disclosed in the notes to the consolidated financial statements for the year ended December 31, 2025, had no impact on the unaudited interim condensed consolidated financial statements of the Group for the three and six months ended June 30, 2026.

Estimates and assumptions have to be made in the unaudited interim condensed consolidated financial statements as of June 30, 2026. These have an impact on the amounts and disclosures of the recognized assets and liabilities, income and expenses, and contingent liabilities. The estimates and judgments are essentially unchanged from the circumstances described in the consolidated financial statements of the Group for the year ended December 31, 2025. New developments may result in amounts deviating from the original estimates. These possible developments are outside the sphere of influence of the management.

New Standards

In April 2024, IFRS 18, “Presentation and Disclosure in Financial Statements” (hereinafter ”IFRS 18“) was issued to achieve comparability of the financial performance of similar entities. In the first half of fiscal year 2026, the Group continued its project to implement IFRS 18. IFRS 18 replaces the previous standard, IAS 1, ”Presentation of Financial Statements“ (hereinafter ”IAS 1"). The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements and requires retrospective application. The Group does not intend to early adopt IFRS 18 and will apply the standard for the first time in its consolidated financial statements for the fiscal year beginning January 1, 2027.

With the introduction of IFRS 18, the future structure of the Group’s Consolidated Statement of Profit or Loss and related notes will change significantly – while the classification of expenses according to their function within the Group will remain fundamentally unchanged. In the future, the Group’s revenues and expenses will be categorized based on new definitional requirements, including the three main categories: “operating activities,” “investing activities,” and “financing activities.”

Due to the definitional requirements of the relevant main categories under IFRS 18, there will be shifts within the categories compared to the previous breakdown of the income statement into “Operating result” and “Financial result”. This applies, for example, to foreign currency effects and income from cash and cash equivalents. In addition to the resulting reclassifications within the categories, the Group’s Consolidated Statement of Profit or Loss must report the two subtotals defined in IFRS 18 – “Operating profit or loss” and “'Profit or loss before financing and income tax” – beginning with the fiscal year 2027.

In addition to the structural changes in the Group’s Consolidated Statement of Profit or Loss, current estimates indicate that there may also be minor changes regarding the presentation of the Consolidated Statement of Financial Position and the Consolidated Statement of Cash Flows. In the Consolidated Statement of Cash Flows we expect the interest received and interest paid to be presented in investing and financing activities.

IFRS 18 also establishes, for the first time, disclosure requirements for so-called management-defined performance measures (MPMs). The standard will also require certain MPMs to be explained, reconciled and included in a separate note within the consolidated financial statements. Management is currently assessing the requirement for MPMs for the Group according to IFRS 18.